Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Rx Dividend Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	1.58%	[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	1.88%	[1]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,663
10 Years	rr_ExpenseExampleYear10	3,633
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	916
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,663
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,633
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://secure.ncfunds.com/TNC/fundpages/848.htm
Annual Return 2013	rr_AnnualReturn2013	16.59%
Annual Return 2014	rr_AnnualReturn2014	(0.55%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.75%)
Past 1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2012
Rx Dividend Income Fund | Institutional Class Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%	[5]
Rx Dividend Income Fund | Institutional Class Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%	[5]
Rx Dividend Income Fund | Institutional Class Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%	[5]
Rx Dividend Income Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	1.58%	[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	2.88%	[1]
1 Year	rr_ExpenseExampleYear01	391
3 Years	rr_ExpenseExampleYear03	1,207
5 Years	rr_ExpenseExampleYear05	2,133
10 Years	rr_ExpenseExampleYear10	4,491
1 Year	rr_ExpenseExampleNoRedemptionYear01	291
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,207
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,133
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,491
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://secure.ncfunds.com/TNC/fundpages/849.htm
Past 1 Year	rr_AverageAnnualReturnYear01	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
Rx Dividend Income Fund | Advisor Class Shares | S&P Global Broad Market Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%	[5]
Rx Dividend Income Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.52%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	1.58%	[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	2.13%	[1]
1 Year	rr_ExpenseExampleYear01	216
3 Years	rr_ExpenseExampleYear03	989
5 Years	rr_ExpenseExampleYear05	1,782
10 Years	rr_ExpenseExampleYear10	3,857
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	989
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,782
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,857
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://secure.ncfunds.com/TNC/fundpages/850.htm
Rx Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RX DIVIDEND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rx Dividend Income Fund seeks equity income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 2.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.70%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's investment sub-advisor, Forward Management, LLC (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of equity income and capital appreciation by investing in dividend paying companies located all over the world. The Fund has a policy of investing at least 80% of assets in dividend paying securities.
The Fund invests principally in common stocks and American Depository Receipts ("ADRs") that regularly pay dividends. Investments are selected based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation. This globally oriented portfolio is typically structured with up to 120 stocks diversified across seven to ten sectors that can include the consumer discretionary, consumer staples, energy, financials, industrials, health care, materials, technology, telecommunications, and utilities sectors. The Fund is not limited in its investments by market capitalization.
Geographically, the portfolio is diversified across eight or more countries, including countries considered emerging markets, with the U.S. typically receiving the largest allocation. The Sub-Advisor determines a company's country by identifying its principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.
The investment process is a five step process.  It begins with a quantitative screen to identify stocks in the Fund's screening universe. Stocks with an absolute dividend yield higher than the market in which it is principally traded represent the initial investment opportunity set.  For example, U.S. companies must have a dividend yield higher than the S&P 500 Index and U.K. companies must have a dividend yield higher than the FTSE 100 Index, an index of companies listed on the London Stock Exchange.  When selecting the stock index against which to compare yield, the Sub-Advisor will choose the index that it considers to be most representative of the equity market of the applicable country.
The second step is to quantitatively screen for companies with an unusually high historical relative yield, which is defined as a current yield that is one standard deviation above its historical average.  Standard deviation is a statistical measure of variation.  A company's yield will be within one standard deviation of its historical average approximately 68% of the time.  The Sub-Advisor believes that a dividend yield that is more than one standard deviation above its historical average is unusually high and an indicator that a stock may be undervalued.
The third step of the process is to qualitatively research the resulting universe of stocks. This step includes analysis of a company's country, industry, management, growth strategy, and financial statements.  If there is a consensus among the portfolio management team that the company would be suitable for the Fund's portfolio, then a target price is established and the company is monitored to identify an appropriate time to buy the stock.
The next step of the selection process is to determine the percentage of the Fund's portfolio that should be allocated to the stock based upon the perceived risk of the stock and the strength of the investment catalysts, or new information that affects the price of the stock.
Finally, the Fund utilizes a sell discipline that is intended to capture gains and minimize losses. The Fund will sell a stock for any of the following reasons: (i) a stock's yield falls at least one standard deviation below its historical relative yield; (ii) a stock's yield declines to an unattractive level; (iii) a company's cash flow no longer adequately covers the dividend; (iv) future stock price appreciation appears limited.
Instead of investing directly in foreign securities, the Fund has the ability to allocate assets to the Forward International Dividend Fund, a mutual fund managed by the Sub-Advisor.  It is anticipated that such an allocation will only be made when direct investments are not feasible due to the transaction costs associated with investing in foreign markets, typically when the Fund's net assets are at low levels.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund.
The Sub-Advisor's investment process for the Forward International Dividend Fund is similar to that of the Fund.   The Sub-Advisor selects investments based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation.  Under normal conditions, the Forward International Dividend Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Forward International Dividend Fund may invest in securities of companies having any capitalization.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
General Market Risk.  The net asset value and investment return of the Fund and the Forward International Dividend Fund will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Common Stocks Risk.  The Fund's direct and indirect investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund or the Forward International Dividend Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and the Forward International Dividend Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Foreign Investment Risk.  The Fund's direct and indirect investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.
Emerging Markets Risk.  The Fund and the Forward International Dividend Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.
Depository Receipts Risk.  The Fund and the Forward International Dividend Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Investment Sub-Advisor Risk.  The Sub-Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Sub-Advisor."

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/848.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/849.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/850.htm for the Class P Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 9.00% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was - 3.75% (quarter ended September 30, 2014 ). The Fund's year-to-date return as of December 31 , 2014, the end of the most recent calendar quarter, was -0.55%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.88% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 2. 1 3% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through March 31, 2016 , and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
[4]	The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund and the benefit of the waiver will be passed through to the Fund.
[5]	The Institutional Class Shares began operating on September 20, 2012. The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.